UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      JL Advisors, LLC
           -------------------------------------------
Address:   400 Madison Avenue, 5th Floor
           New York, NY 10017
           -------------------------------------------

Form  13F  File  Number:  28-5227
                          -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Michael Lewittes
        -------------------------
Title:  Managing Member
        -------------------------
Phone:  (212) 593-2729
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lewittes                   New York, NY                   11/12/2002
--------------------                   ------------                   ----------
    [Signature]                        [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           19
                                              -----------

Form  13F  Information  Table  Value  Total:  $   158,349
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
Advanced Medical Optics        COM              00763M108     1907  200500 SH       SOLE              200500      0    0
Bristol Myers Squibb Co        COM              110122108     3951  166000 SH       SOLE              166000      0    0
Centerpulse Ltd                SPONSORED ADR    152005104       77    5300 SH       SOLE                5300      0    0
Circuit City                   CIRCUIT CITY GRP 172737108    17556 1158800 SH       SOLE             1158800      0    0
Citigroup Inc                  COM              172967101     6671  225000 SH       SOLE              225000      0    0
CP Holders                     DEP RCPTS CP     12616K106    24986  613614 SH       SOLE              613614      0    0
Dean Foods Co New              COM              242370104    27707  696500 SH       SOLE              696500      0    0
Del Monte Foods Co             COM              24522P103     1792  219400 SH       SOLE              219400      0    0
Federated Dept Stores Inc De   COM              31410H101     2944  100000 SH       SOLE              100000      0    0
McDonalds Corp                 COM              580135101     1766  100000 SH       SOLE              100000      0    0
Providian Finl Inc             NOTE 2/1         74406AAB8     1313 5000000 PRN      SOLE             5000000      0    0
Prudential Finl Inc            COM              744320102    18758  656800 SH       SOLE              656800      0    0
Reebok Intl Ltd                COM              758110100    13517  539600 SH       SOLE              539600      0    0
Sabre Holdings Corp            CL A             785905100     3870  200000 SH       SOLE              200000      0    0
Scholastic Corp                COM              807066105     5480  122650 SH       SOLE              122650      0    0
Starwood Hotel & Resorts Wrld  PUT              85590A953      781    2500     PUT  SOLE                2500      0    0
Terex Corp New                 COM              880779103     3061  181100 SH       SOLE              181100      0    0
United Defense Inds Inc        COM              91018B104     2969  125800 SH       SOLE              125800      0    0
Universal Hlth Svcs Inc        CL B             913903100    19243  376200 SH       SOLE              376200      0    0